Lease liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Summary of non-current and current portion of the lease liabilities

The non-current and current portion of the lease liabilities as at December 31, 2023 and 2022 is as follows:

	31/12/23	31/12/22
Non-current portion of the lease liabilities	52,914	41,024
Current portion of the lease liabilities	9,413	10,825
Total	62,327	51,849

Summary of Changes in Carrying Amount of Lease Liabilities

Changes in the carrying amount of the lease liabilities for the year ended December 31, 2023 and 2022 are reported in the following tables.

	31/12/23	31/12/22
Balance at beginning of year	51,849	57,138
Additions for new leases	9,773	7,909
Interest expenses	3,090	2,877
Lease payments	(14,147)	(12,926)
Disposal of leases	(172)	(2,568)
Adjustments due to remeasurements	584	(227)
Adjustments due to modifications	11,867	(167)
Covid-19 rent concessions	—	(635)
Effect of translation adjustments	(517)	448
Balance at end of year	62,327	51,849

Summary of Maturity Analysis of Contractual Undiscounted Cash Flows of Lease Liabilities

The maturity analysis of the contractual undiscounted cash flows of the lease liabilities as at December 31, 2023 and 2022 are reported in the tables below.

	31/12/23	31/12/22
Less than one year	13,054	13,404
One to five years	42,309	35,116
More than five years	22,706	12,820
Total undiscounted lease liabilities	78,069	61,340